Segments - Summary of Group Segment Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Gross premiums written	$ 4,403.1	$ 3,579.0	$ 3,018.1
Net premiums written	2,394.6	2,136.6	1,858.4
Net premiums earned	2,258.1	1,832.6	1,500.5
Losses and loss adjustment expenses	(1,155.8)	(698.8)	(830.2)
Amortization of deferred policy acquisition costs	(999.7)	(723.8)	(384.4)
General and administrative expenses	(94.3)	(82.7)	(165.5)
Underwriting income	8.3	327.3	120.4
Net investment income	190.5	119.5	40.7
Net realized and unrealized investment (losses) gains	(28.6)	4.9	(33.7)
Other income	0.0	0.1	1.9
Corporate and other expenses	(1.6)	(4.1)	(20.5)
Net foreign exchange gains (losses)	1.6	(4.1)	6.8
Financing costs	(33.8)	(35.5)	(35.5)
Income before income taxes	136.4	2,047.2	80.1
Income tax (expense)/benefit	(23.1)	85.3	(17.8)
Net income	113.3	2,132.5	62.3
Net income attributable to non-controlling interests	0.0	0.0	9.7
Net income available to common shareholders	113.3	2,132.5	52.6
Losses and loss adjustment expenses incurred - current year	(1,031.2)	(761.7)	(852.3)
Losses and loss adjustment expenses incurred - prior accident years	(124.6)	62.9	22.1
Losses and loss adjustment expenses incurred - total	$ (1,155.8)	$ (698.8)	$ (830.2)
Underwriting Ratios
Loss ratio - current year	45.70%	41.50%	56.80%
Loss ratio - prior accident years	5.50%	(3.40%)	(1.50%)
Loss ratio - total	51.20%	38.10%	55.30%
Policy acquisition expense ratio	30.50%	27.20%	25.60%
Underwriting ratio	81.70%	65.30%	80.90%
The Fidelis Partnership commissions ratio	13.80%	12.30%
General & administrative expense ratio	4.20%	4.50%	11.00%
Combined ratio	99.70%	82.10%	91.90%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0
Amortization of deferred policy acquisition costs	(311.1)	(225.3)	0.0
General and administrative expenses	(94.3)	(82.7)	(165.5)
Losses and loss adjustment expenses incurred - total	0.0	0.0	0.0
Insurance
Segment Reporting Information [Line Items]
Gross premiums written	3,538.5	2,960.4	2,413.0
Insurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	3,538.5	2,960.4	2,413.0
Net premiums written	2,050.4	1,880.5	1,625.4
Net premiums earned	1,902.4	1,577.0	1,230.6
Losses and loss adjustment expenses	(1,101.5)	(675.1)	(627.8)
Amortization of deferred policy acquisition costs	(604.6)	(429.1)	(324.0)
General and administrative expenses	0.0	0.0	0.0
Underwriting income	196.3	472.8	278.8
Losses and loss adjustment expenses incurred - current year	(916.9)	(669.5)	(667.4)
Losses and loss adjustment expenses incurred - prior accident years	(184.6)	(5.6)	39.6
Losses and loss adjustment expenses incurred - total	$ (1,101.5)	$ (675.1)	$ (627.8)
Underwriting Ratios
Loss ratio - current year	48.20%	42.40%	54.20%
Loss ratio - prior accident years	9.70%	0.40%	(3.20%)
Loss ratio - total	57.90%	42.80%	51.00%
Policy acquisition expense ratio	31.80%	27.20%	26.30%
Underwriting ratio	89.70%	70.00%	77.30%
Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	$ 864.6	$ 618.6	$ 605.1
Losses and loss adjustment expenses incurred - prior accident years	60.0
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	864.6	618.6	605.1
Net premiums written	344.2	256.1	233.0
Net premiums earned	355.7	255.6	269.9
Losses and loss adjustment expenses	(54.3)	(23.7)	(202.4)
Amortization of deferred policy acquisition costs	(84.0)	(69.4)	(60.4)
General and administrative expenses	0.0	0.0	0.0
Underwriting income	217.4	162.5	7.1
Losses and loss adjustment expenses incurred - current year	(114.3)	(92.2)	(184.9)
Losses and loss adjustment expenses incurred - prior accident years	60.0	68.5	(17.5)
Losses and loss adjustment expenses incurred - total	$ (54.3)	$ (23.7)	$ (202.4)
Underwriting Ratios
Loss ratio - current year	32.20%	36.10%	68.50%
Loss ratio - prior accident years	(16.90%)	(26.80%)	6.50%
Loss ratio - total	15.30%	9.30%	75.00%
Policy acquisition expense ratio	23.60%	27.20%	22.40%
Underwriting ratio	38.90%	36.50%	97.40%